Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net cash flow from operating activities
Net loss	$ (2,054,552)	$ (2,303,770)	$ (6,488,499)	$ (4,013,127)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	298,566	192,618	475,784	258,162
Amortization	105,914	105,914	211,829	183,310
Share-based compensation expense	630,100	711,532	$ 2,046,074	1,065,288
Stock issued for accrued interest expense				24,913
Warrants issued in conjunction with note conversion				392,170
Stock and warrants issued for goods and services				553,360
Other			$ 6,392	4,043
(Increase) decrease in operating assets and liabilities:
Accounts receivable	$ (523,421)	297,889	112,878	(689,651)
Due from related party		14,900	34,868	(34,868)
Prepaid expenses	$ 20,992	(100,178)	(83,324)	(121,890)
Inventories	(489,273)	(237,886)	(299,486)	(185,238)
Deposits	(5,980)	80,708
Accounts payable and accrued expenses	(287,757)	(390,702)	492,687	989,597
Due to related party	(18,009)	(24,979)	$ (520,182)	112,239
Other				9,000
Net cash used in operating activities	(2,323,420)	(1,653,954)	$ (4,010,979)	(1,452,692)
Cash flows from investing activities
Cash paid for acquisitions				(539,304)
Purchase of property, plant and equipment	(100,565)	(2,409,313)	$ (2,655,725)	(2,710,739)
Proceeds from sale of fixed assets			1,800	6,278
Net cash used in investing activities	(100,565)	(2,409,313)	(2,653,925)	(3,243,765)
Cash flows from financing activities
Repayment of debt	(3,400)	111,797	(6,505)	(3,619)
Repayment of capital lease	(159,684)	$ (117,329)	(299,213)	(239,037)
Proceeds from sale of common stock	3,581,875		3,134,314	8,546,386
Stock issuance costs	$ (34,827)		(62,144)	(367,915)
Proceeds from warrant exercise		$ 1,673,182
Net cash provided by (used in) financing activities	$ 3,383,964	1,667,650	2,766,452	7,935,815
Increase (decrease) in cash	959,979	(2,395,617)	(3,898,452)	3,239,358
Cash at the beginning of the period	494,847	4,393,299	4,393,299	1,153,941
Cash at end of the period	1,454,826	1,997,682	494,847	4,393,299
Supplemental disclosure of cash flow information
Interest paid during period	$ 83,907	$ 90,443	$ 180,128	$ 122,510
Taxes paid during period
Supplemental disclosure of non-cash items
Redemption of Premium on Series AA Preferred by conversion to common shares		$ 2,243,410	$ 2,243,410
Common stock issued for acquisition		$ 210,893	$ 210,913	$ 1,118,173
Common stock issued for goods and services				553,360
Common stock issued for convertible note, principal and interest				470,000
Series AA Preferred Stock issued for convertible note, principal and interest				$ 1,171,375
Note payable issued in payment of accounts payable			$ 115,000
Common stock issued for conversion of Series AA Preferred stock			1,171,375
Equipment purchased with capital lease			$ 47,354	$ 1,714,974
Equipment purchased with debt				$ 20,000